AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 18, 2012

SECURITIES ACT FILE NO. 33-79858

INVESTMENT COMPANY ACT NO. 811-8544

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 66	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 67	☒

FPA FUNDS TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

11400 WEST OLYMPIC BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90064

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(310)473-0225

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

J. RICHARD ATWOOD, TREASURER

FPA FUNDS TRUST

11400 WEST OLYMPIC BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90064

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

MARK D. PERLOW, ESQ,

K&L GATES LLP

FOUR EMBARCADERO CENTER, STE. 1200

SAN FRANCISCO, CA 94111

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER REGISTRATION STATEMENT IS DECLARED EFFECTIVE.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: FPA INTERNATIONAL VALUE FUND INSTITUTIONAL CLASS SHARES, NO PAR VALUE

Explanatory Note: This Post-Effective Amendment No. 66 to the Registration Statement of FPA Funds Trust is being filed to amend FPA International Value Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, State of California, on the 18th day of May, 2012.

FPA FUNDS TRUST

By:	/s/ Steven T. Romick
Steven T. Romick, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ STEVEN T. ROMICK	President (Principal	May 18, 2012
Steven T. Romick	Executive Officer)

/s/ J. RICHARD ATWOOD	Treasurer (Principal	May 18, 2012
J. Richard Atwood	Financial Officer and
Principal Accounting
Officer)

WILLARD H. ALTMAN, JR.*	Trustee	May 18, 2012
Willard H. Altman, Jr.

/s/ THOMAS P. MERRICK	Trustee	May 18, 2012
Thomas P. Merrick

ALFRED E. OSBORNE, JR.*	Trustee	May 18, 2012
Alfred E. Osborne, Jr.

/s/ PATRICK B. PURCELL	Trustee	May 18, 2012
Patrick B. Purcell

/s/ STEVEN T. ROMICK	Trustee	May 18, 2012
Steven T. Romick

/s/ ALLAN M. RUDNICK	Trustee	May 18, 2012
Allan M. Rudnick

* By:	/s/ STEVEN T. ROMICK
Steven T. Romick

Attorney-in-Fact pursuant to Power-of-Attorney included as page C-7 on Registrant’s Post-Effective Amendment No. 54 to the Registration Statement which was filed August 1, 2005.

EXHIBIT INDEX

EXHIBIT

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase